SALES (Schedule of Sales by Major Customer) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of major customers [line items]
Sales to external customers	$ 1,062,037	$ 842,428
Customer One
Disclosure of major customers [line items]
Sales to external customers	330,415	154,165
Customer Two
Disclosure of major customers [line items]
Sales to external customers	278,347	228,846
Customer Three
Disclosure of major customers [line items]
Sales to external customers	231,911	207,505
Customer Four
Disclosure of major customers [line items]
Sales to external customers	114,917	102,206
Customer Five
Disclosure of major customers [line items]
Sales to external customers	67,596	71,187
Customer Six
Disclosure of major customers [line items]
Sales to external customers	$ 38,851	$ 78,519